Investment Property (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
As of January		$ 5,825,359	$ 6,253,827
Additions		3,613	17,588
Depreciation		(49,728)	(49,909)
Conversion effect (depreciation)		(699,114)	(436,040)
Conversion effect		68,416	30,893
Other increases (decreases)	[1]	3,567,410
Changes		2,890,597	(428,468)
As of December		8,715,956	5,825,359
Investment Property Land [Member]
As of January		4,458,835	4,729,639
Additions		0	0
Depreciation		0	0
Conversion effect (depreciation)		(429,377)	(270,804)
Conversion effect		0	0
Other increases (decreases)	[1]	2,695,795
Changes		2,266,418	(270,804)
As of December		6,725,253	4,458,835
Investment Property Buildings [Member]
As of January		1,366,524	1,524,188
Additions		3,613	17,588
Depreciation		(49,728)	(49,909)
Conversion effect (depreciation)		(269,737)	(165,236)
Conversion effect		68,416	30,893
Other increases (decreases)	[1]	871,615
Changes		624,179	(157,664)
As of December		1,990,703	1,366,524
Gross carrying amount [member]
As of January		6,590,662	7,009,114
As of December		9,462,571	6,590,662
Gross carrying amount [member] | Investment Property Land [Member]
As of January		4,458,835	4,729,639
As of December		6,725,253	4,458,835
Gross carrying amount [member] | Investment Property Buildings [Member]
As of January		2,131,827	2,279,475
As of December		2,737,318	2,131,827
Accumulated depreciation and amortisation [member]
As of January		(765,303)	(755,287)
As of December		(746,615)	(765,303)
Accumulated depreciation and amortisation [member] | Investment Property Land [Member]
As of January		0	0
As of December		0	0
Accumulated depreciation and amortisation [member] | Investment Property Buildings [Member]
As of January		(765,303)	(755,287)
As of December		$ (746,615)	$ (765,303)

[1]	Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”. See Note 4 - Accounting changes, letter b).